Deferred Revenues - Summary of Detailed Information about Deferred Revenue (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Deferred Revenue [Abstract]
Balance, January 1	$ 84,614	$ 35,409	$ 89,409
Cash received in advance of revenue recognition	80,302	167,956	247,100
Revenue subsequently recognized	(54,430)	(118,438)	(306,334)
Currency translation effects	(1,269)	(313)	5,234
Ending Balance	$ 109,217	$ 84,614	$ 35,409